Interest in subsidiary (Detail) - BMSC Financial Position - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Current assets	$ 218,200	$ 228,865
Non-current assets	848,496	857,487
Current liabilities	82,735	66,546
Non-current liabilities	70,838	66,665
Net assets attributable to non-controlling interest	139,742	149,347
BMSC [Member]
Statement Line Items [Line Items]
Current assets	143,078	123,174
Non-current assets	312,043	349,237
Current liabilities	(55,282)	(50,731)
Non-current liabilities	(70,018)	(66,663)
Net assets	329,821	355,017
Net assets attributable to non-controlling interest	$ 131,930	$ 142,008